CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net income (loss)	$ 13,425	$ 5,185	$ 16,445	$ 24,204
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,647	8	7,912	23
Equity in losses (earnings) of joint ventures	(6,565)	249	2,010	(9,111)
Changes in accrued interest income on advances to joint ventures and demand note	37	(221)	(266)	485
Amortization of deferred debt issuance cost and fair value of debt assumed	503	650	1,546	1,946
Amortization in revenue for above market contract	604	0	1,800	0
Changes in accrued interest expense	16	(49)	(205)	(154)
Net currency exchange losses (gains)	47	803	20	1,332
Unrealized loss (gain) on derivative instruments	(517)	(354)	(1,178)	(467)
Deferred tax expense	390	0	1,201	0
Issuance of units for Board of Directors' fees	0	0	189	0
Other adjustments	72	(42)	137	(177)
Changes in working capital:
Restricted cash	3,284	(2,515)	3,842	9,497
Trade receivables	21	0	(6)	0
Inventory	21	0	54	0
Prepaid expenses and other receivables	150	(1,773)	159	238
Trade payables	187	(292)	(690)	(5)
Amounts due to owners and affiliates	(395)	531	(1,569)	(3,198)
Value added and withholding tax liability	(250)	3,337	2,196	2,767
Accrued liabilities and other payables	836	5,857	352	2,721
Net cash provided by (used in) operating activities	14,513	11,374	33,949	30,101
INVESTING ACTIVITIES
Expenditure for vessel, newbuildings and other equipment	0	(101)	(537)	(858)
Receipts from repayment of principal on advances to joint ventures	1,525	1,516	5,495	4,559
Receipts from repayment of principal on direct financing lease	806	739	2,367	2,164
Net cash provided by (used in) investing activities	2,331	2,154	7,325	5,865
FINANCING ACTIVITIES
Repayment of long-term debt	(8,052)	(4,766)	(24,157)	(14,297)
Proceeds from loans and promissory notes due to owners and affiliates	5,422	0	5,422	0
Repayment of customer loan for funding of value added liability on import	(2,513)	(5,419)	(5,382)	(5,419)
Payment of debt issuance cost	0	(190)	0	(190)
Cash distributions to unitholders	(10,971)	(8,881)	(32,905)	(26,642)
Proceeds from indemnifications received from Höegh LNG	1,888	1,734	3,145	5,416
(Increase) decrease in restricted cash	181	(68)	540	0
Net cash provided by (used in) financing activities	(14,045)	(17,590)	(53,337)	(41,132)
Increase (decrease) in cash and cash equivalents	2,799	(4,062)	(12,063)	(5,166)
Cash and cash equivalents, beginning of period	18,006	29,373	32,868	30,477
Cash and cash equivalents, end of period	$ 20,805	$ 25,311	$ 20,805	$ 25,311